Equity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Issued during the year:
Capital raise in form of accelerated bookbuilding	4,600,000
Ordinary shares [member]
Equity
Opening balance	148,758,803	61,206,450	43,218,234
Issued during the year:
Issuances in connection with acquisitions	62,798,005	82,845,346	9,500,000
Capital raise in form of accelerated bookbuilding	0	4,600,000	8,350,000
Issuances upon vesting or exercise under share (option) plans	375,958	107,007	138,216
Closing balance	211,932,766	148,758,803	61,206,450